Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

	2019 £m	2018 £m

Investments
Fair value through P&L	127	213

Fair value through OCI	8	4

	135	217

Current	123	178

Non-current	12	39

	135	217

Investments held at fair value through OCI relate to the Group’s strategic investments in China Materialia Fund II.

	2019 £m	2018 £m

Functional currency	131	212

US dollar	4	-

Euro	-	-

Other currency	-	5

	135	217